Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

As of December 31, 2025 and through the date of this report, there are no pending legal proceedings to which the Company or its subsidiaries are a party, nor is the Company aware of any threatened litigation that could reasonably be expected to have a material adverse effect on its business, financial condition, or results of operations.

According to the agreement entered into with 3D Global in June 2024 with respect to the 3D Global Patent, the Company is obligated to pay up to $2,450,000 when certain conditions and milestones are satisfied and completed by 3D Global.

On September 17, 2025, Yong Ding Biopharm Co., Ltd (Subsidiary of YD Bio) entered into a pre-sale real estate contract for the purchase of office space and parking facilities located in Taipei City. The contract covers an office unit and four statutory parking spaces with a total contract price of US$8,890,625 (NT$284,500,000, converted at an exchange rate of approximately 32 NT$/US$).

As of December 31, 2025, the remaining balance of $7,467,812 (NT$ 238,970,000) is to be funded through a combination of internal cash reserves and a potential loan of up to US$6,223,437 (NT$199,150,000) through a designated financial institution.